Lease Liabilities - Narrative (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of finance lease and operating lease by lessee [Line Items]
Additions related to fixed asset sale and leaseback transactions	€ 190
Capital gains arising from sale and leaseback transactions	313
Transfers and others	139
Exclusion of companies, right-of-use assets	121
Lease liabilities not yet commenced	63
Telefónica de Costa Rica TC, S.A.
Disclosure of finance lease and operating lease by lessee [Line Items]
Transfers and others	127
Telefónica Móviles Panamá, S.A. | Telefónica Móviles Panamá, S.A.
Disclosure of finance lease and operating lease by lessee [Line Items]
Exclusion of companies, right-of-use assets	47
Telefonía Celular de Nicaragua, S.A. | Telefonía Celular de Nicaragua, S.A.
Disclosure of finance lease and operating lease by lessee [Line Items]
Exclusion of companies, right-of-use assets	€ 74